Acquisition Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended				0 Months Ended		6 Months Ended			0 Months Ended	4 Months Ended
	May 24, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Principal Owners and Affiliates [Member]	Dec. 31, 2011 Principal Owners and Affiliates [Member]	Dec. 31, 2010 Principal Owners and Affiliates [Member]	Jun. 30, 2012 Energy Segment [Member]	Jun. 30, 2012 Energy Segment [Member]	May 04, 2012 CVR Energy, Inc. [Member] cash_contingent_payments	Jun. 30, 2012 CVR Energy, Inc. [Member]	May 04, 2012 CVR Energy, Inc. [Member] Maximum [Member]	May 04, 2012 CVR Energy, Inc. [Member] Energy Segment [Member]	May 04, 2012 CVR Energy, Inc. [Member] Energy Segment [Member] Petroleum [Member]	May 04, 2012 CVR Energy, Inc. [Member] Energy Segment [Member] Nitrogen Fertilizer [Member]	May 04, 2012 CVR Partners, LP [Member] Energy Segment [Member]	May 07, 2012 IEP Energy [Member] Principal Owners and Affiliates [Member]	Jun. 30, 2012 IEP Energy [Member] Principal Owners and Affiliates [Member]	Jun. 30, 2012 IEP Energy [Member] CVR Energy, Inc. [Member]	May 04, 2012 IEP Energy [Member] CVR Energy, Inc. [Member]	May 04, 2012 IEP Parties [Member] CVR Energy, Inc. [Member]	May 03, 2012 CVR Energy, Inc. [Member]
Business Acquisition [Line Items]
Business Acquisition, Share Price														$ 30
Number of cash contingent payment rights (in ones)														1
Common shares of CVR tendered														48,112,317
Percentage of CVR shares tendered																								55.00%
Percentage of equity ownership in subsidiary																				70.00%			82.00%		70.00%
Affiliate ownership interest									93.00%	92.60%	92.60%										6.40%	6.40%
Business Combination, Acquisition Related Costs															$ 1
Acquisition-date fair value of equity interest in CVR held by IEP Energy immediately before the acquisition date														378
Gain on acquisition														(1)
Solicitation period from third party to acquire	60 days
CCP valuation assumption, expected life of CCP															3 months 18 days
Net gain from investment activities		278	590	336	1,207	1,905	814	1,406				0 [1]	0 [1]													102
Business Acquisition, Purchase Price Allocation, Goodwill Amount																	894	652	242
Goodwill recognized, expected to be tax deductible																	$ 0
EBITDA multiple used to calculate fair value of non-controlling interest in CVR																6.5

[1]	We consolidated CVR effective May 4, 2012.